Discontinued operations and disposal groups - Discontinued operations (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2026	Jun. 30, 2025		Feb. 11, 2026
Discontinued operations and disposal groups
Revenue	$ 428.6	$ 388.2	[1]	$ 844.0	$ 780.3	[1]
Cost of sales	(221.5)	(171.1)	[1]	(405.1)	(344.9)	[1]
Administrative expenses	(125.4)	(68.4)	[1]	(246.2)	(121.2)	[1]
Other income	1.1	0.5	[1]	1.4	0.8	[1]
Operating income	82.8	149.2	[1]	194.1	315.0	[1]
Finance income	48.5	31.2	[1]	159.0	49.6	[1]
Finance costs	(105.5)	(79.4)	[1]	(210.1)	(172.6)	[1]
Income before income tax	25.8	101.0	[1]	143.0	192.0	[1]
Income tax (expense)/benefit:
Income/(loss) from discontinued operation	7.6	(20.2)	[1]	17.5	(36.5)	[1]
Other comprehensive income:
Other comprehensive (loss)/income for the period, net of taxes	(1.7)	63.8	[1]	(36.5)	139.0	[1]
Discontinued operations
Discontinued operations and disposal groups
Revenue	42.4	45.1		94.2	92.6
Cost of sales	(4.7)	(39.9)		(11.3)	(79.8)
Administrative expenses	(6.7)	(8.9)		(14.7)	(19.6)
Gain on disposal of subsidiary	20.0			20.0
Impairment of held for sale non-current assets	(45.4)			(75.4)
Other income	0.2	0.9		0.2	1.2
Operating income	5.8	(2.8)		13.0	(5.6)
Finance income	4.0	4.4		13.9	6.5
Finance costs	(11.5)	(34.9)		(25.8)	(56.1)
Income before income tax	(1.7)	(33.3)		1.1	(55.2)
Income tax (expense)/benefit:
Related to pre tax income from the ordinary activities	(1.6)	13.1		(1.5)	18.7
Related to remeasurement to fair value less costs to sell	10.9			17.9
Income/(loss) from discontinued operation	7.6	(20.2)		17.5	(36.5)
Other comprehensive income:
Exchange differences on translation of foreign operations	4.0	54.9		35.9	129.5
Other comprehensive (loss)/income for the period, net of taxes	4.0	54.9		35.9	129.5
Total comprehensive income/(loss) for the year	11.6	34.7		53.4	93.0
Net cash from operating activities	41.6	28.2		76.5	55.4
Net cash used in investing activities	(13.8)	(15.4)		(29.8)	(41.5)
Net cash used in financing activities	(28.1)	(6.4)		(40.4)	(37.0)
Net (decrease)/increase in cash by the discontinued operation	$ (0.3)	$ 6.4		$ 6.3	$ (23.1)
I-Systems Solues de Infraestrutura S.A.
Discontinued operations and disposal groups
Agreed to sell equity interest							51.00%

[1]	The results for the three and six months ended June 30, 2025 have been re-presented to reflect that the results of the Latam segment is now reported as a discontinued operation. See note 21.1 for more information